Schedule of Unobservable Assumptions Were Used in Determining the Fair Value of the Forward Purchase Derivative Liability (Details)	Dec. 31, 2025
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity volatility	65